AXA PREMIER VIP TRUST

SUPPLEMENT DATED JANUARY 15, 2013 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2012, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2012, as supplemented, of AXA Premier VIP Trust (“Trust”). You may obtain an additional copy of the Prospectus or SAI, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com. You should read this Supplement in connection with the Prospectus and SAI and retain it for future reference.

The purpose of this Supplement is to provide you with information regarding a portfolio manager change for certain of the Trust’s Portfolios.

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Information Regarding

Multimanager Large Cap Core Equity Portfolio

Effective immediately, John D. Phillips of AllianceBernstein L.P. no longer serves as a portfolio manager to the Multimanager Large Cap Core Equity Portfolio.

The information regarding Mr. Phillips in the section entitled “Who Manages the Portfolio – Sub-adviser: AllianceBernstein L.P. – Portfolio Managers:” of the Prospectus is hereby deleted in its entirety.

The information regarding Mr. Phillips in the section entitled “More Information About the Manager and Sub-Advisers – Multimanager Large Cap Core Equity Portfolio – AllianceBernstein L.P.” of the Prospectus is hereby deleted in its entirety.

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The information regarding Mr. Phillips contained in the section entitled “Appendix B – Portfolio Manager Information – Multimanager Large Cap Core Equity Portfolio” of the SAI is hereby deleted in its entirety.

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Information Regarding

Multimanager Large Cap Value Portfolio

Effective immediately, John D. Phillips of AllianceBernstein L.P. no longer serves as a portfolio manager to the Multimanager Large Cap Value Portfolio.

The information regarding Mr. Phillips in the section entitled “Who Manages the Portfolio – Sub-adviser: AllianceBernstein L.P. – Portfolio Managers:” of the Prospectus is hereby deleted in its entirety.

The information regarding Mr. Phillips in the section entitled “More Information About the Manager and Sub-Advisers – Multimanager Large Cap Value Portfolio – AllianceBernstein L.P.” of the Prospectus is hereby deleted in its entirety.

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The information regarding Mr. Phillips contained in the section entitled “Appendix B – Portfolio Manager Information – Multimanager Large Cap Value Portfolio” of the SAI is hereby deleted in its entirety.